Trade receivables (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
At the beginning of the year	R$ (2)
At the end of the year	(2)	R$ (2)
Trade receivables [member]
IfrsStatementLineItems [Line Items]
At the beginning of the year	(2)	(35)	R$ (43)
Allowance booked for the year	(20)	(40)	(57)
Write-offs of receivables	25	38	61
Assets held for sale or distribution and discontinued operations	(7)	25
Foreign currency translation adjustment	2	10	4
At the end of the year	R$ (2)	R$ (2)	R$ (35)